Accumulated Other Comprehensive Income: Schedule of Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Accumulated Other Comprehensive Income (Loss)

		Accumulated
	Unrealized	Other
	Investment	Comprehensive
	Gains (Loss)	Income (Loss)
Balance, January 1, 2013	$ 423	$ 423

Change in unrealized holding gains (losses),net of tax - ($105)	(154)	(154)
Balance, December 31, 2013	269	269

Change in unrealized holding gains (losses), net of tax - ($25)	(47)	(47)
Balance, December 31, 2014	222	222

Change in unrealized holding gains (losses), net of tax - ($240)	(447)	(447)
Balance, December 31, 2015	$ (225)	$ (225)